Risk management - Retail Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Forborne assets	€ 16,438	€ 19,816
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	8,080	10,018
Retail Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	2,832	4,171
Retail Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	2,644	3,319
Retail Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	804	497
Retail Banking | Turkey
Disclosure of credit risk exposure [line items]
Forborne assets	588	450
Retail Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	64	146
Retail Banking | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	131	129
Retail Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	124	115
Retail Banking | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	35	35
Retail Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	73	99
Retail Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	13	9
Retail Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	3	3
Retail Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	768	1,045
Retail Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets	1	1
Retail Banking | Performing Exposure
Disclosure of credit risk exposure [line items]
Forborne assets	4,973	6,339
Retail Banking | Performing Exposure | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	2,043	3,224
Retail Banking | Performing Exposure | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	1,331	2,035
Retail Banking | Performing Exposure | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	610	306
Retail Banking | Performing Exposure | Turkey
Disclosure of credit risk exposure [line items]
Forborne assets	309	152
Retail Banking | Performing Exposure | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	31	97
Retail Banking | Performing Exposure | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	52	47
Retail Banking | Performing Exposure | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	53	49
Retail Banking | Performing Exposure | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	15	11
Retail Banking | Performing Exposure | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	48	68
Retail Banking | Performing Exposure | America
Disclosure of credit risk exposure [line items]
Forborne assets	12	7
Retail Banking | Performing Exposure | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	1	1
Retail Banking | Performing Exposure | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	467	340
Retail Banking | Performing Exposure | Africa
Disclosure of credit risk exposure [line items]
Forborne assets
Retail Banking | Non-performing exposure
Disclosure of credit risk exposure [line items]
Forborne assets	3,107	3,679
Retail Banking | Non-performing exposure | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	789	947
Retail Banking | Non-performing exposure | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	1,314	1,284
Retail Banking | Non-performing exposure | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	194	191
Retail Banking | Non-performing exposure | Turkey
Disclosure of credit risk exposure [line items]
Forborne assets	279	298
Retail Banking | Non-performing exposure | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	32	49
Retail Banking | Non-performing exposure | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	79	82
Retail Banking | Non-performing exposure | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	71	66
Retail Banking | Non-performing exposure | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	20	23
Retail Banking | Non-performing exposure | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	25	30
Retail Banking | Non-performing exposure | America
Disclosure of credit risk exposure [line items]
Forborne assets		2
Retail Banking | Non-performing exposure | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	1	1
Retail Banking | Non-performing exposure | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	302	705
Retail Banking | Non-performing exposure | Africa
Disclosure of credit risk exposure [line items]
Forborne assets